Related party transactions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses
Rent	€ 2,184	€ 2,942
Service charge payable	1,090,330	821,165
Software costs	0	26,562
Travelling expenses	0	15,049
Legal and professional fees	50,602	19,933
Consultancy fees	152,910	1,113,150
Accountancy	15,163
Bank charges	1,007	827
Public relations		292,857
Sundry expenses		430
Profit or loss on foreign exchange	(2)	(181)
Total Administrative expenses	€ 1,312,194	€ 2,292,734